Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	15 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful life	6 years
Tools, furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Tools, furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years